EARNINGS PER SHARE (Schedule of computation of basic and diluted net earnings per common share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income attributable to ordinary shares – basic and diluted	$ 34,966	$ 10,389
Denominator:
Number of ordinary shares outstanding during the year	44,238,414	33,116,072
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,972,355	3,173,730
Diluted number of ordinary shares outstanding	47,210,769	36,289,802
Basic net earnings per ordinary share	$ 0.79	$ 0.31
Diluted net earnings per ordinary share	$ 0.74	$ 0.29
Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	929,784	996,486